International Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans:
Total loans	$ 5,964,688,000	$ 5,950,914,000
Less allowance for probable loan losses	(64,661,000)	(66,988,000)	$ (64,828,000)	$ (70,161,000)
Net loans	5,900,027,000	5,883,926,000
Accrued interest receivable	32,172,000	31,572,000
International Banking Services
Loans:
Accrued interest receivable	603,000	697,000
Outstanding standby and commercial letters of credit	93,154,000
Revenues	5,495,000	6,113,000	$ 6,034,000
International Banking Services | Foreign
Loans:
Total loans	167,220,000	179,013,000
Less allowance for probable loan losses	(884,000)	(1,152,000)
Net loans	166,336,000	177,861,000
International Banking Services | Foreign | Commercial
Loans:
Total loans	124,079,000	138,125,000
International Banking Services | Foreign | Others
Loans:
Total loans	$ 43,141,000	$ 40,888,000